Related party transactions - Joint ventures and associate entities (Details)	Dec. 31, 2022	Oct. 12, 2022	Dec. 31, 2021
Nippon Calmic Ltd
Joint ventures and associate entities
Ownership interest in associate	49.00%		49.00%
Boecker Public Safety Services
Joint ventures and associate entities
Ownership interest in associate	24.50%		24.50%
Boecker Public Health Services
Joint ventures and associate entities
Ownership interest in associate	30.00%		30.00%
Fujian Xunke Pest Control Company Limited
Joint ventures and associate entities
Ownership interest in associate		30.00%
Guangdong Vircon Pest Management Company Limited
Joint ventures and associate entities
Ownership interest in associate		30.00%
Ningbo Yuying Vector Control Company Limited
Joint ventures and associate entities
Ownership interest in associate		30.00%
Guangdong New Hope City Pest Control Company Limited
Joint ventures and associate entities
Ownership interest in associate		30.00%